TAXATION - Narrative (Details) ¥ in Thousands, $ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Dec. 19, 2025	Mar. 16, 2007	Nov. 30, 2021	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
TAXATION
VAT rate				6.00%	6.00%	6.00%
Federal tax rate		25.00%		25.00%	25.00%	25.00%	25.00%	25.00%
Preferential tax rate		15.00%
Preferential tax rate period		3 years
Percentage of assessable income subject to preferential tax rate				25.00%	25.00%	25.00%
First threshold assessable profit used in determining preferential tax rate					¥ 3,000
Tax rate of assessable profit				20.00%	20.00%	20.00%
Withholding tax on dividends distributed				10.00%	10.00%	10.00%
Percentage of interest holding for reduced withholding taxes for dividends distributed				25.00%	25.00%	25.00%
Deferred income tax liabilities on withholding tax					¥ 0
Operating loss carry forwards expiration years for high new technology enterprise				10 years	10 years	10 years
Net operating loss carryforwards					¥ 2,219,827		¥ 1,905,882
Valuation allowance					¥ 333,555		¥ 456,578	¥ 521,462	¥ 476,022
Maximum
TAXATION
Withholding tax on dividends distributed upon qualifying holding interest for foreign investor				5.00%	5.00%	5.00%
Operating loss carry forwards expiration years				5 years	5 years	5 years
Jiangsu Radnova Intelligence Technology Co., Ltd.
TAXATION
Preferential tax rate	15.00%		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Yunxuetang Information Technology (Jiangsu) Co., Ltd.
TAXATION
Preferential tax rate				15.00%	15.00%	15.00%	15.00%	15.00%
Hongkong
TAXATION
Net operating loss carryforwards					¥ 3,891		¥ 0
Hongkong | First 2 million of profits
TAXATION
Tax rate				8.25%	8.25%	8.25%
Threshold profits used in determining tax rate | $				$ 2.0
Hongkong | Profits above 2 million
TAXATION
Tax rate				16.50%	16.50%	16.50%
Threshold profits used in determining tax rate | $				$ 2.0
Singapore
TAXATION
Tax rate				17.00%	17.00%	17.00%
Net operating loss carryforwards					¥ 20,156		¥ 53
Singapore | First 10,000 of taxable income
TAXATION
Tax rate of taxable income				75.00%	75.00%	75.00%
Taxable income, exempt from income tax | $						$ 10,000
Singapore | Next 190,000 taxable income
TAXATION
Tax rate of taxable income				50.00%	50.00%	50.00%
Taxable income, exempt from income tax | $						$ 190,000